SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 25                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. 27                                                 [X]

                        (Check appropriate box or boxes.)


                   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


         William M. Lyons, 4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: April 1, 1999

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on April 1, 1999 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
This filing is being made to extend the date of effectiveness of the Registrant's Post-Effective Amendment No. 24 to April 1, 1999. The Post-Effective Amendment originally requested effectiveness as of March 7, 1999.

The following documents are hereby incorporated by reference:

* Prospectuses for each of the funds under the issuer American Century Quantitative Equity Funds dated February 28, 1999 filed pursuant to Rule 485(a) on January 5, 1999 (Accession No. 0000827060-99-000001).

* Statement of Additional Information for American Century Quantitative Equity Funds dated February 28, 1999 filed pursuant to Rule 485(a) on January 5, 1999 (Accession No. 0000827060-99-000001).

* Part C to the Registration Statement of American Century Quantitative Equity Funds dated February 28, 1999 filed pursuant to Rule 485(a) on January 5, 1999 (Accession No. 0000827060-99-000001).


Registrant is extending effectiveness of its Registration Statement in order to incorporate comments provided to its manager by the staff of the Commission.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 25 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 4th day of March, 1999.

                                   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS
                                   (Registrant)

                                   By: /*/George A. Rio
                                   George A. Rio
                                   President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 25 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                              Date

*George A. Rio              President, Principal Executive     March 4, 1999
George A. Rio               and Principal Financial Officer

*Maryanne Roepke            Vice President and Treasurer       March 4, 1999
Maryanne Roepke

*James E. Stowers, Jr.      Chairman of the Board and          March 4, 1999
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                           March 4, 1999
James E. Stowers III

*Thomas A. Brown            Director                           March 4, 1999
Thomas A. Brown

*Robert W. Doering, M.D.    Director                           March 4, 1999
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.      Director                           March 4, 1999
Andrea C. Hall, Ph.D.

*Donald H. Pratt            Director                           March 4, 1999
Donald H. Pratt

*Lloyd T. Silver, Jr.       Director                           March 4, 1999
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord     Director                           March 4, 1999
M. Jeannine Strandjord

*D. D. (Del) Hock           Director                           March 4, 1999
D. D. (Del) Hock

*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact